Financial instruments - Valuation reserves (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021
Financial instruments - classification
Funding - FVA	£ 121	£ 90
Credit - CVA	365	390
Bid - Offer	120	113
Product and deal specific	128	119
Financial instruments valuation adjustments	£ 734	£ 712